Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of revenues

	2024	2023	2022
	ARS 000	ARS 000	ARS 000

Spot market revenues	356,845,619	338,674,044	272,413,513
Sales under contracts	298,569,226	285,298,184	365,231,351
Steam sales	39,511,074	32,206,896	33,282,307
Forest activity revenues	21,849,750	12,663,419	—
Resale of gas transport and distribution capacity	6,086,260	4,046,251	4,765,637
Revenues from CVO thermal plant management	15,307,807	9,948,614	11,884,167
	738,169,736	682,837,408	687,576,975